Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	Estimated Life	September 30, 2019	December 31, 2018
Computers and equipment	5 years	$17,178	$15,589
Furniture and fixtures	7 years	19,158	19,158
Total property and equipment		36,336	34,747
Accumulated depreciation		(19,137)	(14,587)
Total property and equipment, net		$17,199	$20,160

Depreciation expense of approximately $1,600 was recognized for the three months ended September 30, 2019 and approximately $1,500 was recognized for the three months ended September 30, 2018. Depreciation expense of approximately $4,600 was recognized for the nine months ended September 30, 2019 and approximately $4,300 was recognized for 2018. Depreciation expense is classified in general and administrative expense in the accompanying unaudited condensed statements of operations.

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	Estimated Life	December 31, 2018	December 31, 2017
Computer equipment	5 years	$15,589	$13,582
Furniture and fixtures	7 years	19,158	19,158
Total property and equipment		34,747	32,740
Accumulated depreciation		(14,587)	(8,867)
Property and equipment, net		$20,160	$23,873

Depreciation expense of approximately $5,700 was recognized for each of the years ended December 31, 2018 and 2017, and is classified in general and administrative expense in the accompanying Statements of Operations.